Related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Related party payables	$ 46,649	$ 257,037	$ 0
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	25.97%	32.30%
Xiaofeng Gao
Related Party Transaction [Line Items]
Related party payables	$ 2,542	$ 257,037
Expense paid by Xiaofeng Gao	2,443	$ 2,266,396
Repayment to related party	256,972
Bin Fu
Related Party Transaction [Line Items]
Related party payables	44,107
Repayment to related party	7,802
Amounts received	$ 43,693